Label	Element	Value
Baillie Gifford U.S. Discovery Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Baillie Gifford U.S. Discovery Fund
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
1.	The following statement in the fifth paragraph of the section titled “Principal Investment Strategies” relating to the Fund in the “Fund Summaries” section of the Prospectus is hereby deleted:

The Fund intends to operate as a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a small number of issuers, industries, or sectors.

Baillie Gifford U.S. Discovery Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	“Non-Diversification Risk” is hereby removed from the section titled “Principal Risks” relating to the Fund in the “Fund Summaries” section of the Prospectus.